Offerings	Feb. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Ally Financial Term Notes, Series A Due February 15, 2032
Maximum Aggregate Offering Price	$ 1,567,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 239.91
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Ally Financial Term Notes, Series A Due February 15, 2035
Maximum Aggregate Offering Price	$ 4,173,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 638.89
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.